Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Income Taxes [Line Items]
Net operating loss carryforward	$ 0	$ 0
Capital loss carryforwards	$ 0	$ 0
Federal statutory tax rate	35.00%